Accounts Payable	12 Months Ended
Dec. 31, 2022
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 9: ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2022	2021
	U.S. dollars in thousands

Trade payables	2	2
Accrued expenses	185	229

	187	231

The carrying amount of accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of accounts payable is denominated in the following currencies:

	December 31,
	2022	2021
	U.S. dollars in thousands

U.S. dollars	137	180
NIS (not linked to the Israeli CPI)	50	51

	187	231